LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES
12.  LEASES

We have commitments as lessees under lease agreements primarily for real estate, equipment and vehicles. Our leases have remaining lease terms ranging from approximately two months to 41 years.

The following table presents lease related costs:

	Year Ended December 31,
	2021	2020	2019
Finance leases
Amortization of right-of-use assets	$380	$—	$—
Interest on lease liabilities	27	—	—
Finance lease expense	407	—	—
Operating lease expense	5,682	$4,587	$5,846
Short-term lease expense	587	315	3,088
Variable lease expense	1,590	1,379	3,263
Sublease income	—	—	(1,032)
Total lease expense	8,266	$6,281	$11,165

The following table presents information related to our operating leases:

	December 31,
	2021	2020
Right-of-use assets, net	$71,547	$60,561
Lease liabilities	$70,404	$60,903

Weighted average remaining lease term	34.8 years	40.7 years
Weighted average incremental borrowing rate	5.7%	6.2%

Cash paid for amounts included in the measurement of operating lease liabilities	$5,602	$4,591

The following table presents future minimum lease payments under non-cancellable operating leases as of December 31, 2021:

2022	$9,055
2023	7,178
2024	6,176
2025	5,854
2026	5,256
Thereafter	142,878
Total undiscounted lease payments	176,397
Less: Imputed interest	105,993
Total lease liabilities	$70,404

In July 2021, in connection with our acquisition of Transtar, we assumed ROU assets of approximately $12.2 million with a weighted average remaining term of 5.5 years.

During the year ended December 31, 2020, we amended a lease agreement for real estate in connection with the Jefferson Refinancing. The amended lease had a ROU asset value of $59.8 million and a lease term of approximately 43 years at commencement.